Document and Entity Information	12 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2012
Registrant Name	MONEY MARKET OBLIGATIONS TRUST
Central Index Key	0000856517
Amendment Flag	false
Document Creation Date	Sep. 27, 2012
Document Effective Date	Sep. 28, 2012
Prospectus Date	Sep. 30, 2012